TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

	Year ended
	December 31,
	2 0 1 6	2 0 1 5

Net loss carry-forward	9,593	10,004
Other additions for tax Purposes	290	183
Net deferred tax asset before valuation allowance	9,883	10,187
Valuation allowance	(9,883)	(10,187)
Net deferred tax asset	-	-

Schedule of Net Profit (Loss)
	Year ended
	December 31,
	2 0 1 6	2 0 1 5

United States	608	(461)
Israel	1,416	2,579
	2,024	2,118

Schedule of Net Operating Loss Carry-Forwards

Net operating loss carry-forwards as of December 31, 2016 are as follows:

Israel	37,510
United States *	610
38,120

Net operating loss carry-forwards as of December 31, 2015 are as follows:

Israel	38,926
United States *	1,218
40,144

Net operating losses in Israel may be carried forward indefinitely.

Net operating losses in the U.S. are available through 2027.

*
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.